UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/29/2012

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 29, 2012 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Consumer Discretionary--18.8%
Allegiant Travel	12,980a	648,740
Arctic Cat	10,632a	391,045
BJ's Restaurants	21,432a	1,064,099
Body Central	13,053a	363,396
Bravo Brio Restaurant Group	32,375a	624,190
Brunswick	25,155	601,456
Callaway Golf	154,300	1,010,665
Capella Education	7,145a	277,226
Caribou Coffee	12,188a	202,077
Cheesecake Factory	28,730a	851,557
Cost Plus	15,979a	209,964
Dick's Sporting Goods	11,820	529,063
DSW, Cl. A	3,200	180,480
DTS	19,060a	535,205
Elizabeth Arden	11,719a	435,361
Express	9,430a	224,434
FactSet Research Systems	7,445b	650,693
Fuel Systems Solutions	8,069a,b	208,987
GNC Holdings, Cl. A	5,346	173,050
Grand Canyon Education	38,538a	659,385
Hibbett Sports	26,685a	1,306,231
JOS. A. Bank Clothiers	13,125a	675,806
La-Z-Boy	28,069a	401,106
Liquidity Services	24,015a	1,038,649
Lithia Motors, Cl. A	10,719	253,076
Liz Claiborne	28,246a,b	276,246
LKQ	66,345a	2,113,751
Lumber Liquidators Holdings	12,844a	281,155
Mattress Firm Holding	11,925b	396,387
MDC Partners, Cl. A	3,423	44,225
Meritage Homes	10,355a	268,091
Mobile Mini	17,195a	371,412
MWI Veterinary Supply	12,270a	1,062,214
Pacific Sunwear of California	281,600a	591,360
Panera Bread, Cl. A	6,170a	953,759
Saks	14,386a,b	167,597
Select Comfort	51,982a	1,538,147
ServiceSource International	26,880b	451,584
Shutterfly	26,500a	725,040
Sonic Automotive, Cl. A	13,593	232,848
Sotheby's	24,907	979,841
Steven Madden	5,731a	247,465
Susser Holdings	8,605a	218,051
Team	15,340a	469,404
Tesla Motors	26,960a,b	900,734
Titan International	23,418	577,019
Ulta Salon, Cosmetics & Fragrance	16,321a	1,358,560
United Rentals	33,095a,b	1,379,400

Vitamin Shoppe	22,040a	935,157
Wabash National	22,575a	238,392
Wendy's	76,600	388,362
Westport Innovations	45,008a,b	1,821,474
		32,503,616
Consumer Staples--2.3%
Calavo Growers	9,365	257,537
Fresh Market	26,357a	1,186,593
SUPERVALU	97,500b	636,675
TreeHouse Foods	13,885a	799,776
United Natural Foods	25,115a	1,143,235
		4,023,816
Energy--6.0%
Berry Petroleum, Cl. A	5,163	278,595
Bristow Group	10,400	490,984
Comstock Resources	32,350a	518,570
Dril-Quip	15,175a	1,062,098
Energy XXI	10,734a	401,774
Flotek Industries	23,710a	265,315
GeoResources	45,145a	1,446,446
Gulfport Energy	10,866a	365,315
Key Energy Services	22,859a	389,975
Kodiak Oil & Gas	72,614a	703,630
OYO Geospace	2,940a	323,547
Pioneer Drilling	5,840a	58,166
Rosetta Resources	26,580a	1,356,643
SM Energy	12,325	970,224
Superior Energy Services	32,675a	958,684
Tesco	49,400a	756,808
		10,346,774
Exchange Traded Funds--.8%
iShares Russell 2000 Index Fund	16,663b	1,350,537
Financial--6.0%
Affiliated Managers Group	4,665a	496,309
Air Lease	33,600	826,224
Cardtronics	6,309a	167,756
Cass Information Systems	14,513	558,605
Coinstar	13,275a,b	773,003
Financial Engines	82,410a	1,899,551
HFF	15,846a	228,341
MarketAxess Holdings	30,985	1,026,223
MGIC Investment	22,386a	100,961
OceanFirst Financial	37,700	517,621
Portfolio Recovery Associates	12,620a	879,993
SPS Commerce	30,544a	759,018
Stifel Financial	6,860a	257,456
Strategic Hotels & Resorts	62,681a,c	390,503
Texas Capital Bancshares	38,168a	1,293,513
Western Alliance Bancorp	32,778a	266,813
		10,441,890
Health Care--15.8%
Abaxis	21,825a	579,672
ABIOMED	26,785a	559,271
Achillion Pharmaceuticals	12,967a	136,153
Alkermes	16,080a	283,169

AngioDynamics	42,975a	559,534
AtriCure	8,369a	85,364
Auxilium Pharmaceuticals	61,850a	1,222,156
Bio-Reference Labs	34,260a	689,996
BioScrip	188,000a	1,191,920
Cantel Medical	23,147	467,338
Cardiovascular Systems	12,987a,b	117,532
Cepheid	70,483a	2,846,808
DexCom	22,844a	246,487
Dynavax Technologies	56,713a	238,195
Emergent BioSolutions	59,450a	907,801
Endologix	17,087a	226,061
Exact Sciences	26,465a	248,506
Genomic Health	12,260a	357,747
Haemonetics	11,435a	766,488
Healthcare Services Group	51,770	1,008,480
Hologic	41,700a	864,441
IDEXX Laboratories	7,985a	684,714
Illumina	26,200a,b	1,342,750
Incyte	6,037a,b	102,387
Insulet	18,310a	361,073
IPC The Hospitalist	14,370a	522,637
Jazz Pharmaceuticals	5,743a	301,335
MAKO Surgical	34,571a,b	1,351,726
MAP Pharmaceuticals	7,024a	112,735
Mednax	15,080a	1,121,801
Medtox Scientific	12,405a	192,277
Neogen	39,536a	1,371,899
NxStage Medical	4,520a	90,400
PAREXEL International	66,810a	1,635,509
Salix Pharmaceuticals	2,245a	110,723
STAAR Surgical	17,517a	182,702
SXC Health Solutions	22,999a	1,628,329
Techne	21,310	1,525,583
Thoratec	21,400a	738,300
Tornier	12,678	297,933
Zoll Medical	2,264a	165,612
		27,443,544
Industrial--14.9%
Acuity Brands	27,415	1,704,939
Aerovironment	12,905a	367,534
American Railcar Industries	11,708a	345,386
Beacon Roofing Supply	37,210a	877,412
Chart Industries	25,127a	1,718,436
Chemed	20,365	1,258,964
CoStar Group	8,485a	508,930
Donaldson	9,895	726,590
Echo Global Logistics	31,209a	580,487
Forrester Research	13,197	425,339
Forward Air	13,890	467,676
Furmanite	33,892a	247,412
GATX	4,511	196,183
Genesee & Wyoming, Cl. A	20,875a	1,240,392
Greenbrier Cos.	6,575a	166,216
Hexcel	31,492a	795,803

HMS Holdings	40,268a	1,297,435
iRobot	5,559a	141,866
Manitowoc	5,195	81,769
Marten Transport	51,935	1,083,884
MAXIMUS	25,716	1,072,615
Middleby	13,651a	1,334,249
Monro Muffler Brake	37,631	1,726,134
Newpark Resources	19,015a	149,648
Old Dominion Freight Line	3,990a	173,605
Orbital Sciences	47,000a	660,350
Polypore International	4,446a,b	182,820
Proto Labs	3,958	121,708
RailAmerica	11,266a	232,080
Resources Connection	36,610	478,493
Ritchie Brothers Auctioneers	43,000b	1,050,060
Rollins	71,780	1,454,263
Rush Enterprises, Cl. A	15,329a	365,137
Swift Transportation	61,697a	723,089
Titan Machinery	11,297a	295,868
Triumph Group	15,801	1,008,103
USG	33,000a	470,250
		25,731,125
Information Technology--27.9%
Allscripts Healthcare Solutions	38,490a	743,627
athenahealth	28,775a,b	2,033,530
Bottomline Technologies	37,030a	1,040,543
BroadSoft	12,601a,b	458,299
Cabot Microelectronics	17,105	859,526
Cavium	6,534a	233,460
Cirrus Logic	15,457a	364,476
Cogent Communications Group	20,330a	374,479
Cognex	14,005	597,173
CommVault Systems	16,990a	876,174
Concur Technologies	29,610a	1,745,510
Constant Contact	45,940a	1,389,226
Cornerstone OnDemand	13,720b	284,553
Cymer	5,165a	237,487
Cypress Semiconductor	9,170	158,182
DealerTrack Holdings	25,775a	717,834
Digi International	56,270a	632,475
Ebix	30,755b	716,591
Echelon	44,205a	217,489
eResearch Technology	91,100a	581,218
FARO Technologies	17,480a	969,441
Fortinet	28,305a	765,651
Fusion-io	35,070b	957,411
Generac Holdings	3,403a	86,572
Gentex	33,733	797,785
Guidewire Software	9,690	219,188
HealthStream	16,444a	335,951
Imperva	6,495	240,640
inContact	21,300a	113,529
InnerWorkings	55,440a,b	632,016
Interactive Intelligence Group	31,080a	870,240
InvenSense	48,180b	755,945

Jive Software	10,472	228,394
Kenexa	3,823a	106,241
Kulicke & Soffa Industries	13,853a	155,985
Lattice Semiconductor	25,050a	165,080
LivePerson	31,146a	469,682
Maxwell Technologies	4,500a	81,855
Medidata Solutions	37,125a	740,272
Mellanox Technologies	12,529a,b	478,232
Mitek Systems	18,546a,b	192,878
Nanometrics	16,098a	282,520
National Instruments	48,572	1,292,015
NetSuite	38,027a	1,813,888
Omnicell	47,800a	713,176
Opnet Technologies	18,625	531,744
Pegasystems	33,272	934,278
Power Integrations	20,010	746,373
Procera Networks	27,885a	542,642
PROS Holdings	26,062a	456,867
QLIK Technologies	30,260a	915,970
Quality Systems	32,345	1,386,630
Rackspace Hosting	19,669a	1,027,509
Riverbed Technology	32,695a	930,827
SciQuest	23,823a	358,536
Semtech	44,385a	1,274,293
Shuffle Master	20,304a	296,438
Silicon Motion Technology, ADR	9,375a	166,875
Solarwinds	16,855a	628,017
Sourcefire	22,693a	1,021,639
Stratasys	18,255a	672,514
Synaptics	8,145a,b	299,329
Synchronoss Technologies	8,285a	277,216
Tangoe	10,295	192,928
Teradyne	18,842a	309,386
Travelzoo	28,825a	732,155
Tyler Technologies	36,850a	1,391,825
Ultimate Software Group	56,871a	3,970,733
Ultratech	20,915a	569,097
Veeco Instruments	9,265a,b	250,526
Verint Systems	21,200a	582,788
Woodward	3,466	151,707
		48,345,281
Materials--2.1%
Balchem	19,770	538,732
CIRCOR International	18,570	614,853
GSE Holding	9,648	117,223
Intrepid Potash	19,275a	487,465
Kaiser Aluminum	3,178	153,624
Kraton Performance Polymers	8,624a	239,661
RBC Bearings	23,310a	1,060,838
Sensient Technologies	10,200	377,298
US Silica Holdings	6,690	113,195
		3,702,889
Telecommunications--3.1%
Allot Communications	10,795a	192,691
Aruba Networks	6,955a	150,158

Ciena	11,631a	173,534
EZchip Semiconductor	20,255a,b	818,707
IPG Photonics	27,335a	1,438,641
Ixia	10,617a	146,727
Leap Wireless International	76,800a,b	801,792
LogMeIn	16,810a	619,617
NII Holdings	51,700a	924,396
Ubiquiti Networks	6,315b	165,958
		5,432,221
Utilities--.0%
EnerNOC	8,581a,b	67,532
Total Common Stocks
(cost $145,088,337)		169,389,225
Investment of Cash Collateral for
Securities Loaned--9.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,686,121)	15,686,121[d]	15,686,121
Total Investments (cost $160,774,458)	106.8%	185,075,346
Liabilities, Less Cash and Receivables	(6.8%)	(11,854,922)
Net Assets	100.0%	173,220,424

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 29, 2012, the value of the fund's securities on loan was $15,025,162 and the value of the collateral held by the fund was $15,686,121.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $24,300,888 of which $27,354,507 related to appreciated investment securities and $3,053,619 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	27.9
Consumer Discretionary	18.8
Health Care	15.8
Industrial	14.9
Money Market Investment	9.1
Energy	6.0
Financial	6.0
Telecommunications	3.1
Consumer Staples	2.3
Materials	2.1
Exchange Traded Funds	.8
Utilities	.0
106.8

† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	163,944,657	-	-	163,944,657
Equity Securities - Foreign+	4,094,032	-	-	4,094,032
Mutual Funds/Exchange Traded Funds	17,036,657	-	-	17,036,657

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

By: _/s/ James Windels_
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)